Stock Options (Details 2) - $ / shares		1 Months Ended	9 Months Ended
	Sep. 13, 2018	Mar. 21, 2019	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price			$ 2.54
Dividend yield			0.00%
Risk-free interest rate			1.89%
Expected term (years)			3 years
Expected volatility			328.00%
Thirty Thousand Option [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 5.05	$ 2.09
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.87%	2.18%
Expected term (years)	5 years	5 years
Expected volatility	374.26%	281.00%
Sixty Thousand Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 5.05
Dividend yield	0.00%
Risk-free interest rate	2.87%
Expected term (years)	5 years
Expected volatility	374.26%